UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21437

Cohen & Steers REIT and Utility Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2007 (Unaudited)

	Number of Shares	Value

COMMON STOCK 122.3%
ENERGY 6.5%
DISTRIBUTION 3.5%
Spectra Energy Corp.	2,014,270	$49,309,329

INTEGRATED OIL & GAS 0.3%
Targa Resources Partners LP	147,000	4,263,000

OIL & GAS EQUIPMENT & SERVICES 0.2%
Exterran Partners LP	88,500	2,832,000

OIL & GAS REFINING & MARKETING 1.4%
Spectra Energy Income Fund (Canada)(e)	172,600	1,662,402
Spectra Energy Income Fund, 144A(a) (Canada)(e)	475,000	4,574,976
Williams Partners LP	336,900	13,920,708
		20,158,086
OIL & GAS STORAGE & TRANSPORATION 1.1%
DCP Midstream Partners LP	142,000	6,103,160
Magellan Midstream Partners LP	97,900	3,918,937
Teekay LNG Partners LP	69,300	2,338,182
Teekay Offshore Partners LP	78,900	2,244,705
		14,604,984
TOTAL ENERGY		91,167,399

OIL COMPANY—EXPLORATION & PRODUCTION 0.2%
Duncan Energy Partners LP	81,000	1,845,990

REAL ESTATE 45.8%
DIVERSIFIED 2.7%
Colonial Properties Trust	445,600	15,284,080
Entertainment Properties Trust	161,300	8,194,040
iStar Financial	433,000	14,717,670
		38,195,790
HEALTH CARE 10.5%
HCP	848,100	28,131,477
Health Care REIT	467,500	20,682,200

	Number of Shares	Value

Nationwide Health Properties	2,011,500	$60,606,495
Omega Healthcare Investors	343,900	5,340,767
Senior Housing Properties Trust	738,882	16,299,737
Ventas	400,000	16,560,000
		147,620,676
HOTEL 3.0%
DiamondRock Hospitality Co.	940,100	16,367,141
Hospitality Properties Trust	342,800	13,934,820
Strategic Hotels & Resorts	547,800	11,279,202
		41,581,163
INDUSTRIAL 2.8%
DCT Industrial Trust	950,825	9,955,138
First Industrial Realty Trust	230,800	8,971,196
ING Industrial Fund (Australia)	5,529,935	13,886,776
ProLogis European Properties (Netherlands)	390,200	6,593,406
		39,406,516
MORTGAGE 1.2%
Annaly Capital Management	324,842	5,174,733
Newcastle Investment Corp.	654,140	11,525,947
		16,700,680
OFFICE 6.8%
BioMed Realty Trust	210,453	5,071,917
Brandywine Realty Trust	763,937	19,335,246
Highwoods Properties	382,200	14,015,274
HRPT Properties Trust	1,691,800	16,731,902
ING Office Fund (Australia)	4,651,812	7,347,458
Mack-Cali Realty Corp.	607,800	24,980,580
Mapeley Ltd. (United Kingdom)	53,384	2,304,617
Parkway Properties	126,200	5,570,468
		95,357,462
OFFICE/INDUSTRIAL 2.8%
EastGroup Properties	114,000	5,159,640

	Number of Shares	Value

First Potomac Realty Trust	229,773	$5,009,051
Liberty Property Trust	738,600	29,699,106
		39,867,797
RESIDENTIAL—APARTMENT 7.8%
American Campus Communities	299,300	8,766,497
Apartment Investment & Management Co.(b)	522,900	23,598,477
Education Realty Trust	487,900	6,586,650
GMH Communities Trust	469,500	3,638,625
Home Properties	786,387	41,033,674
Mid-America Apartment Communities	201,600	10,049,760
UDR	632,100	15,372,672
		109,046,355
SELF STORAGE 2.1%
Extra Space Storage	628,500	9,672,615
Sovran Self Storage	218,600	10,020,624
U-Store-It Trust	717,600	9,472,320
		29,165,559
SHOPPING CENTER 6.1%
COMMUNITY CENTER 4.1%
Cedar Shopping Centers	627,200	8,542,464
Developers Diversified Realty Corp.	509,200	28,449,004
Inland Real Estate Corp.	753,500	11,671,715
Urstadt Biddle Properties—Class A	517,500	8,005,725
		56,668,908
FREE STANDING 1.6%
National Retail Properties	934,200	22,775,796

REGIONAL MALL 0.4%
Glimcher Realty Trust	249,500	5,863,250

TOTAL SHOPPING CENTER		85,307,954

TOTAL REAL ESTATE		642,249,952

	Number of Shares	Value

TELECOMMUNICATION SERVICES 3.6%
AT&T	267,000	$11,296,770
Citizens Communications Co.	361,100	5,170,952
Fairpoint Communications	986,000	18,595,960
Verizon Communications	253,118	11,208,065
Windstream Corp.	300,000	4,236,000
		50,507,747
UTILITIES 66.2%
ELECTRIC UTILITIES 36.8%
Cleco Corp.	243,500	6,153,245
DPL	112,900	2,964,754
Duke Energy Corp.	4,183,140	78,182,887
E.ON AG (ADR) (Germany)	308,096	18,907,851
Edison International	352,000	19,518,400
Energy Transfer Partners LP	95,600	4,670,060
Entergy Corp.	465,400	50,398,166
Exelon Corp.	776,400	58,509,504
FirstEnergy Corp.	543,300	34,412,622
FPL Group	346,497	21,094,737
ITC Holdings Corp.	195,800	9,701,890
Mirant Corp.(c)	91,000	3,701,880
Northeast Utilities	234,000	6,685,380
Pepco Holdings	990,800	26,830,864
Pinnacle West Capital Corp.	397,500	15,705,225
PPL Corp.	447,000	20,696,100
Progress Energy	1,398,900	65,538,465
Scottish and Southern Energy PLC (United Kingdom)	308,328	9,531,970
Southern Co.	1,722,200	62,481,416
		515,685,416
ELECTRIC—INTEGRATED 2.6%
American Electric Power Co.	200,000	9,216,000
Dynegy Class A(c)	59,500	549,780
Electricite de France (France)	163,600	17,298,111
Fortum Oyj (Finland)	139,000	5,101,848

	Number of Shares	Value

Integrys Energy Group	82,300	$4,216,229
		36,381,968
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.3%
Constellation Energy Group	162,000	13,897,980
NRG Energy(c)	172,000	7,273,880
TXU Corp.	168,380	11,528,979
		32,700,839
MULTI UTILITIES 23.5%
Ameren Corp.	872,800	45,822,000
Consolidated Edison	1,184,500	54,842,350
Dominion Resources	234,700	19,785,210
DTE Energy Co.	1,091,200	52,857,728
NSTAR	311,374	10,838,929
PG&E Corp.	749,000	35,802,200
Public Service Enterprise Group	760,500	66,916,395
RWE AG (Germany)	50,483	6,349,184
TECO Energy	291,100	4,782,773
United Utilities PLC (United Kingdom)	92,301	1,321,934
Vectren Corp.	281,100	7,671,219
Xcel Energy	1,051,200	22,642,848
		329,632,770
PIPELINES 1.0%
Enterprise Products Partners LP	202,200	6,116,550
Kinder Morgan Energy Partners LP	123,192	6,085,685
SemGroup Energy Partners LP(c)	61,200	1,774,188
		13,976,423
TOTAL UTILITIES		928,377,416

TOTAL COMMON STOCK (Identified cost—$1,402,535,753)		1,714,148,504

	Number of Shares	Value

PREFERRED SECURITIES—$25 PAR VALUE 16.7%
BANK 1.2%
BAC Capital Trust III, 7.00%, due 8/15/32	90,000	$2,237,400
Bank of America Corp., 5.908%, Series E (FRN)	100,000	2,364,000
Colonial Capital Trust IV, 7.875%, due 10/1/33	74,100	1,833,975
Indymac Bank FSB, 8.50%, due 5/29/49, 144A(a)	210,000	3,675,000
KeyCorp Capital IX, 6.75%	94,500	2,223,585
U.S. Bancorp, 5.96%, Series B (FRN)	160,000	4,040,000
		16,373,960
BANK—FOREIGN 0.6%
Northern Rock PLC, 8.00%, Series A	45,531	455,310
Santander Finance Preferred, 6.50%, 144A(a)	80,000	1,745,000
Santander Finance Preferred, 6.189%, (FRN), 144A(a)	280,000	5,852,000
		8,052,310
ELECTRIC—INTEGRATED 0.2%
FPL Group Capital, 7.45%, due 9/1/67, Series E	120,000	3,072,000

FINANCE 0.8%
DIVERSIFIED FINANCIAL SERVICE 0.1%
Federal National Mortgage Association, 5.948%, Series P, (FRN)	60,000	1,506,000

INVESTMENT BANKER/BROKER 0.5%
JP Morgan Chase Capital X, 7.00%, due 2/15/32	100,000	2,485,000
Merrill Lynch & Co., 6.00%, Series 5 (FRN)	204,400	4,690,980
		7,175,980
MORTGAGE LOAN/BROKER 0.2%
Countrywide Capital V, 7.00%	125,575	2,417,319

TOTAL FINANCE		11,099,299

INSURANCE 1.9%
LIFE/HEALTH INSURANCE 0.2%
Delphi Financial Group, 7.376%, due 5/15/37	139,000	3,238,700

PROPERTY CASUALTY 0.5%
Berkley W R Capital Trust II, 6.75%, due 7/26/45	47,100	1,101,669

	Number of Shares	Value

Markel Corp., 7.50%, due 8/22/46	200,000	$5,036,000
		6,137,669
PROPERTY CASUALTY—FOREIGN 0.5%
ACE Ltd., 7.80%, Series C	90,000	2,300,400
Arch Capital Group Ltd., 8.00%	125,000	3,193,750
XL Capital Ltd., 7.625%, Series B	70,800	1,757,964
		7,252,114
REINSURANCE—FOREIGN 0.7%
Aspen Insurance Holdings Ltd., 7.401%, Series A	150,000	3,585,000
Everest Re Capital Trust, 7.85%, due 11/15/32	232,280	5,841,842
		9,426,842
TOTAL INSURANCE		26,055,325

MEDIA—DIVERSIFIED SERVICES 1.0%
Comcast Corp., 6.625%, due 5/15/56	122,037	2,862,988
Comcast Corp., 7.00%, due 9/15/55	390,000	9,730,500
Liberty Media Corp., 8.75%, due 2/1/30 (PPLUS)	54,000	1,335,960
		13,929,448
OIL—EXPLORATION AND PRODUCTION 0.0%
Nexen, 7.35%, due 11/1/43, Series B	22,600	565,000

REAL ESTATE 10.5%
DIVERSIFIED 1.9%
Forest City Enterprises, 7.375%, Class A	519,000	12,637,650
iStar Financial, 7.875%, Series E	249,300	5,768,802
iStar Financial, 7.65%, Series G	88,300	2,017,655
iStar Financial, 7.50%, Series I	250,000	5,480,000
Lexington Corporate Properties Trust, 8.05%, Series B	50,000	1,233,000
		27,137,107
HEALTH CARE 2.7%
Health Care REIT, 7.875%, Series D	153,536	3,867,572
Health Care REIT, 7.625%, Series F	305,600	7,554,432
LTC Properties, 8.00%, Series F	600,000	14,556,000

	Number of Shares	Value

Omega Healthcare Investors, 8.375%, Series D	500,000	$12,380,000
		38,358,004
HOTEL 0.8%
Ashford Hospitality Trust, 8.55%, Series A	40,000	945,000
Equity Inns, 8.00%, Series C	72,925	1,177,739
Host Hotels & Resorts, 8.875%, Series E	80,000	2,050,000
LaSalle Hotel Properties, 8.00%, Series E	170,000	4,168,400
Strategic Hotels & Resorts, 8.25%, Series B	90,800	2,175,568
		10,516,707
INDUSTRIAL 0.1%
EastGroup Properties, 7.95%, Series D	35,068	874,245

OFFICE 2.7%
Alexandria Real Estate Equities, 8.375%, Series C	374,250	9,393,675
Brandywine Realty Trust, 7.50%, Series C	177,410	4,270,259
Kilroy Realty Corp., 7.80%, Series E	99,500	2,457,152
Maguire Properties, 7.625%, Series A	270,000	5,807,700
SL Green Realty Corp., 7.625%, Series C	424,500	10,379,025
SL Green Realty Corp., 7.875%, Series D	227,650	5,741,333
		38,049,144
OFFICE/INDUSTRIAL 0.6%
PS Business Parks, 7.00%, Series H	55,959	1,259,078
PS Business Parks, 6.875%, Series I	245,000	5,397,350
PS Business Parks, 7.95%, Series K	65,000	1,634,750
		8,291,178
RESIDENTIAL—APARTMENT 0.5%
Apartment Investment & Management Co., 9.375%, Series G	35,000	883,750
Apartment Investment & Management Co., 8.00%, Series T	138,400	3,425,400
Apartment Investment & Management Co., 8.00%, Series V	47,200	1,164,424
Apartment Investment & Management Co., 7.875%, Series Y	34,000	841,160
		6,314,734

	Number of Shares	Value

SHOPPING CENTER 1.2%
COMMUNITY CENTER 0.9%
Cedar Shopping Centers, 8.875%, Series A	137,500	$3,473,250
Developers Diversified Realty Corp., 7.50%, Series I	300,700	7,216,800
Saul Centers, 8.00%, Series A	96,300	2,360,313
		13,050,363
REGIONAL MALL 0.3%
CBL & Associates Properties, 7.75%, Series C	114,710	2,839,072
CBL & Associates Properties, 7.375%, Series D	60,000	1,436,400
		4,275,472
TOTAL SHOPPING CENTER		17,325,835
TOTAL REAL ESTATE		146,866,954

TELECOMMUNICATION SERVICES 0.4%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A	230,500	5,437,495
United States Cellular Corp., 7.50%, due 6/15/34	39,700	934,935
		6,372,430
UTILITIES—ELECTRIC UTILITIES 0.1%
Entergy Corp., 7.625% ($50 par value)	24,800	1,657,880

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$245,009,279)		234,044,606

PREFERRED SECURITIES—CAPITAL SECURITIES 9.6%
AUTO—FOREIGN 0.6%
Porsche International Finance PLC, 7.20%, due 2/28/49	8,000,000	8,078,000

BANK 1.4%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B	3,000,000	3,256,875
CBG Florida REIT Corp., 7.114%, due 2/15/49, 144A(a)	3,000,000	2,899,698
Sovereign Capital Trust VI, 7.908%, due 6/13/36	6,415,000	6,789,206
Washington Mutual Preferred Funding Cayman, 7.25%, due 3/29/49, Series A-1, 144A(a)	8,000,000	7,118,800
		20,064,579
BANK—FOREIGN 0.3%
Credit Agricole SA/London, 6.637%, due 12/31/49, 144A(a)	2,000,000	1,882,318

	Number of Shares	Value

Standard Chartered PLC, 7.014%, due 12/30/49, 144A(a)	2,500,000	$2,380,415
		4,262,733
ELECTRIC—INTEGRATED 0.7%
DPL Capital Trust II, 8.125%, due 9/1/31	4,000,000	4,544,476
PPL Capital Funding, 6.70%, due 3/30/67, Series A	5,000,000	4,812,260
		9,356,736
FINANCE 1.7%
CREDIT CARD 0.3%
Capital One Capital III, 7.686%, due 8/15/36	4,500,000	4,434,138

DIVERSIFIED FINANCIAL SERVICES 1.3%
Old Mutual Capital Funding, 8.00% (Eurobond)	15,450,000	15,718,830
Webster Capital Trust IV, 7.65%, due 6/15/37	2,000,000	2,004,532
		17,723,362
INVESTMENT BANKER/BROKER 0.1%
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	2,000,000	1,972,086

TOTAL FINANCE		24,129,586

FOOD 0.7%
Dairy Farmers of America, 7.875%, 144A(a),(d),(e)	42,500	4,122,500
Gruma S.A., 7.75%, due 12/29/49, 144A(a)	6,000,000	5,985,000
		10,107,500
INSURANCE 3.1%
FINANCIAL GUARANTEE 0.4%
Security Capital Assurance Ltd., 6.88%, due 12/31/49, 144A(a)	6,000,000	5,560,920

LIFE/HEALTH INSURANCE 1.3%
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(a)	2,000,000	1,868,666
Liberty Mutual Group, 7.50%, due 8/15/36, 144A(a)	1,750,000	1,799,165
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	8,000,000	7,807,656
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	7,000,000	6,807,052
		18,282,539
MULTI-LINE 1.0%
AFC Capital Trust I, 8.207%, due 2/3/27, Series B(e)	9,000,000	8,763,678

	Number of Shares	Value

AXA, 7.10%, due 5/29/49 (Eurobond)	2,000,000	$1,988,200
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(a)	4,000,000	3,779,080
		14,530,958
PROPERTY CASUALTY 0.4%
Progressive Corp. (The), 6.70%, due 6/15/37	3,000,000	2,915,652
White Mountains Re Group Ltd., 7.506%, due 5/29/49, 144A(a)	2,000,000	1,894,908
		4,810,560
TOTAL INSURANCE		43,184,977

OIL—EXPLORATION AND PRODUCTION 0.9%
Pemex Project Funding Master Trust, 7.75%, due 9/28/49	11,500,000	11,715,625

PIPELINES 0.2%
Enterprise Products Operating LP, 7.034%, due 1/15/68	3,500,000	3,211,782

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$137,394,635)		134,111,518

	Principal Amount

CORPORATE BONDS 6.0%
BANK—FOREIGN 0.2%
Royal Bank of Scotland Group PLC, 6.99%, due 10/29/49, 144A(a)	$2,000,000	2,041,080

ELECTRIC—INTEGRATED 0.7%
Dominion Resources, 7.50%, due 6/30/66, Series A	5,440,000	5,542,218
Dominion Resources Capital Trust I, 7.83%, due 12/1/27	2,000,000	2,075,588
Puget Sound Energy, 6.974%, due 6/1/67, Series A	2,000,000	1,925,548
		9,543,354

	Principal Amount	Value

FINANCE—INVESTMENT BANKER/BROKER 0.2%
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y	$2,000,000	$2,009,442

GAS UTILITIES 0.7%
Southern Union Co., 7.20%, due 11/1/66	9,000,000	9,086,031

INDEPENDENT POWER PRODUCER 0.1%
NRG Energy, 7.375%, due 1/15/17	2,000,000	2,005,000

INSURANCE—REINSURANCE 0.1%
PartnerRe Finance II, 6.44%, due 12/1/66	2,000,000	1,854,326

MEDIA 1.2%
Cablevision Systems Corp., 8.00%, due 4/15/12	4,150,000	4,046,250
CSC Holdings, 7.625%, due 7/15/18	1,000,000	960,000
Rogers Cable, 8.75%, due 5/1/32	10,430,000	12,329,970
		17,336,220
OIL & GAS EXPLORATION & PRODUCTION 0.5%
Kerr-McGee Corp., 7.875%, due 9/15/31	6,000,000	6,958,158

OIL & GAS STORAGE & TRANSPORTATION 0.2%
Williams Cos. (The), 7.75%, due 6/15/31	3,000,000	3,168,750

REAL ESTATE 0.3%
BF Saul REIT, 7.50%, due 3/1/14	5,000,000	4,675,000

TELECOMMUNICATION SERVICES 1.8%
Citizens Communications Co., 7.875%, due 1/15/27	2,000,000	1,960,000
Citizens Communications Co., 9.00%, due 8/15/31	14,500,000	14,790,000
Embarq Corp., 7.995%, due 6/1/36	8,000,000	8,548,832
		25,298,832
TOTAL CORPORATE BONDS (Identified cost—$82,929,601)		83,976,193

		Principal Amount	Value

COMMERCIAL PAPER 1.3%
San Paolo U.S. Finance Co., 4.15%, due 10/1/07 (Identified cost—$18,912,000)		$18,912,000	$18,912,000

TOTAL INVESTMENTS (Identified cost—$1,886,781,268)	155.9%		2,185,192,821

OTHER ASSETS IN EXCESS OF LIABILITIES	0.8%		11,759,549

LIQUIDATION VALUE OF PREFERRED SHARES	(56.7)%		(795,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $23.82 per share based on 58,858,135 shares of common stock outstanding)	100.0%		$1,401,952,370

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
FRN	Floating Rate Note
PPLUS	Preferred Plus Trust
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.
(a)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 5.1% of net assets applicable to common shares.
(b)	34,900 shares segregated as collateral for the interest rate swap transactions.
(c)	Non-income producing security.
(d)	Fair valued security. Aggregate holdings equal 0.3% of net assets applicable to common shares.
(e)	Illiquid security. Aggregate holdings equal 1.4% of net assets applicable to common shares.

Interest rate swaps outstanding at September 30, 2007 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Appreciation
Merrill Lynch Derivative Products AG	$46,000,000	3.228%	5.503%	March 29, 2008	$521,587
Merrill Lynch Derivative Products AG	$34,000,000	3.535%	5.136%	April 23, 2008	296,234
Merrill Lynch Derivative Products AG	$46,000,000	3.415%	5.503%	March 29, 2009	874,807
Merrill Lynch Derivative Products AG	$46,000,000	3.461%	5.503%	March 29, 2010	1,283,223
Royal Bank of Canada	$68,000,000	2.990%	5.129%	March 26, 2009	1,594,847
UBS AG	$34,000,000	3.440%	5.503%	April 19, 2008	324,935
UBS AG	$34,000,000	4.060%	5.502%	April 19, 2010	427,329
UBS AG	$34,000,000	4.173%	5.123%	April 28, 2010	324,361
					$5,647,323

(a)	Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2007.

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Interest rate swaps are valued based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

Note 2. Income Tax Information

As of September 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$1,886,781,268

Gross unrealized appreciation	$352,391,877
Gross unrealized depreciation	(53,980,324)
Net unrealized appreciation	$298,411,553

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND UTILITY INCOME FUND, INC.

By:	/s/ Adam M. Derechin

     Name: Adam M. Derechin

Title: President

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal		Title: Treasurer and principal
	executive officer		financial officer

Date: November 29, 2007